CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2014
Revenue | Customer concentration
CONCENTRATIONS OF RISK
Schedule of customers accounting for more than 10% of total revenues and accounts receivable
Counterparties accounting for more than 10% of total revenues were as follows:

	Year ended December 31,
	2014	2013	2012
Revenue:
Counterparty A - Piceance Basin	20%	21%	27%
Counterparty B - Barnett Shale	*	15%	19%
Counterparty C - Williston Basin – Gas	*	*	—%
Counterparty D - Marcellus Shale	*	*	—%
Counterparty E - Piceance Basin	*	*	—%
Counterparty F - Barnett Shale	*	*	14%
__________
* Less than 10%

Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Schedule of customers accounting for more than 10% of total revenues and accounts receivable
Counterparties accounting for more than 10% of total accounts receivable were as follows:

	December 31,
	2014	2013
Accounts receivable:
Counterparty A - Piceance Basin	27%	36%
Counterparty B - Barnett Shale	*	10%
Counterparty C - Williston Basin – Gas	13%	*
Counterparty D - Marcellus Shale	*	*
Counterparty E - Piceance Basin	*	*
Counterparty F - Barnett Shale	*	*
__________
* Less than 10%